Segment Disclosure (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) customers operatingMine	Dec. 31, 2023 USD ($) customers
Disclosure of operating segments [abstract]
Number Of operating mines | operatingMine		3
Disclosure of operating segments [line items]
Revenue		$ 470,259	$ 427,480
Cost Of Sales, Production		(192,866)	(178,396)
Depreciation and depletion		(85,733)	(81,521)
Sales expense and others		(11,107)	(10,718)
Cost of sales		(289,706)	(270,635)
Gross profit		180,553	156,845
Expenses
General and administrative		(49,598)	(52,429)
Share-based compensation		(9,983)	(9,218)
Write-down of exploration and evaluation asset	$ (10,700)	(12,051)	0
Finance income		4,300	12,465
Finance expense		(17,089)	(25,822)
Foreign exchange (loss) gain		(165,008)	34,612
Other operating income (expense)		(6,565)	(4,102)
Other expenses		6,565	4,102
(Loss) earnings before income taxes		(75,441)	112,351
Current income tax expense		(17,662)	(15,992)
Deferred income tax recovery (expense)		25,313	(2,055)
Net (loss) income for the year		(67,790)	94,304
Capital expenditures		324,935	489,501
Assets
Total current assets		141,790	199,487
Total non-current assets		1,316,238	1,312,201
Total Assets		1,458,028	1,511,688
Total Liabilities		$ 866,954	$ 702,357
Caraíba (Brazil)
Assets
Number of customers | customers		4	4
Caraíba (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		$ 311,777	$ 320,603
Cost Of Sales, Production		(158,006)	(153,187)
Depreciation and depletion		(65,194)	(62,032)
Sales expense and others		(7,443)	(8,953)
Cost of sales		(230,643)	(224,172)
Gross profit		81,134	96,431
Expenses
General and administrative		(26,044)	(31,128)
Share-based compensation		0	0
Write-down of exploration and evaluation asset		(1,299)
Finance income		2,498	5,543
Finance expense		(12,259)	(10,143)
Foreign exchange (loss) gain		(165,488)	34,737
Other operating income (expense)		(5,463)	(4,147)
(Loss) earnings before income taxes		(126,921)	91,293
Current income tax expense		(1,287)	(1,796)
Deferred income tax recovery (expense)		25,461	(2,618)
Net (loss) income for the year		(102,747)	86,879
Capital expenditures		165,681	249,166
Assets
Total current assets		65,116	79,463
Total non-current assets		818,324	883,712
Total Assets		883,440	963,175
Total Liabilities		$ 166,730	$ 138,497
Xavantina (Brazil)
Assets
Number of customers | customers		2	2
Xavantina (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		$ 127,303	$ 106,877
Cost Of Sales, Production		(30,055)	(25,209)
Depreciation and depletion		(20,390)	(19,489)
Sales expense and others		(1,969)	(1,765)
Cost of sales		(52,414)	(46,463)
Gross profit		74,889	60,414
Expenses
General and administrative		(6,545)	(6,550)
Share-based compensation		0	0
Write-down of exploration and evaluation asset		0
Finance income		654	630
Finance expense		(3,565)	(4,431)
Foreign exchange (loss) gain		(112)	0
Other operating income (expense)		66	111
(Loss) earnings before income taxes		65,387	50,174
Current income tax expense		(11,271)	(7,446)
Deferred income tax recovery (expense)		(148)	563
Net (loss) income for the year		53,968	43,291
Capital expenditures		24,625	27,567
Assets
Total current assets		12,691	23,736
Total non-current assets		85,013	96,140
Total Assets		97,704	119,876
Total Liabilities		85,448	101,095
Tucumã (Brazil) | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		31,179
Cost Of Sales, Production		(4,805)
Depreciation and depletion		(149)
Sales expense and others		(1,695)
Cost of sales		(6,649)
Gross profit		24,530
Expenses
General and administrative		(2,172)
Share-based compensation		0
Write-down of exploration and evaluation asset		0
Finance income		70
Finance expense		(369)
Foreign exchange (loss) gain		229
Other operating income (expense)		(768)
(Loss) earnings before income taxes		21,520
Current income tax expense		0
Deferred income tax recovery (expense)		0
Net (loss) income for the year		21,520
Capital expenditures		126,782	205,506
Assets
Total current assets		16,600	2,016
Total non-current assets		400,889	315,144
Total Assets		417,489	317,160
Total Liabilities		40,174	30,943
Corporate and Other | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		0	0
Cost Of Sales, Production		0	0
Depreciation and depletion		0	0
Sales expense and others		0	0
Cost of sales		0	0
Gross profit		0	0
Expenses
General and administrative		(14,837)	(14,751)
Share-based compensation		(9,983)	(9,218)
Write-down of exploration and evaluation asset		(10,752)
Finance income		1,078	6,292
Finance expense		(896)	(11,248)
Foreign exchange (loss) gain		363	(125)
Other operating income (expense)		(400)	(66)
(Loss) earnings before income taxes		(35,427)	(29,116)
Current income tax expense		(5,104)	(6,750)
Deferred income tax recovery (expense)		0	0
Net (loss) income for the year		(40,531)	(35,866)
Capital expenditures		7,847	7,262
Assets
Total current assets		47,383	94,272
Total non-current assets		12,012	17,205
Total Assets		59,395	111,477
Total Liabilities		$ 574,602	$ 431,822